UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

BlackRock Large Cap Core Fund
Schedule of Investments June 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$2,500,423,090
Total Investments (Cost - $2,082,209,554) - 100.4%	2,500,423,090
Liabilities in Excess of Other Assets – (0.4)%	(10,528,895)
Net Assets – 100.0%	$2,489,894,195

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,500,423,090 and 74.3%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

BlackRock Large Cap Core Retirement Portfolio
Schedule of Investments June 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$155,089,992
Total Investments (Cost – $136,782,979) – 99.9%	155,089,992
Other Assets Less Liabilities – 0.1%	213,258
Net Assets – 100.0%	$155,303,250

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $155,089,992 and 4.6%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

BlackRock Large Cap Growth Fund
Schedule of Investments June 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$806,524,766
Total Investments (Cost - $692,543,153) – 99.9%	806,524,766
Liabilities in Excess of Other Assets – 0.1%	427,982
Net Assets – 100.0%	$806,952,748

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $806,524,766 and 77.1%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$123,231,055
Total Investments (Cost - $108,480,252) – 100.0%	123,231,055
Other Assets Less Liabilities – 0.0%	35,021
Net Assets – 100.0%	$123,266,076

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $123,231,055 and 12%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Large Cap Value Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$1,667,855,873
Total Investments (Cost – $1,410,184,440) – 100.3%	1,667,855,873
Liabilities in Excess of Other Assets – (0.3)%	(4,520,064)
Net Assets – 100.0%	$1,663,335,809

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,667,855,873 and 89.9%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$187,019,542
Total Investments (Cost – $174,779,048) – 100.0%	187,019,542
Other Assets Less Liabilities – 0.0%	34,690
Net Assets – 100.0%	$187,054,232

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $187,019,542 and 10.1%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 14.1%
Auto Components — 0.4%
TRW Automotive Holdings Corp. (a)	220,000	$12,986,600
Diversified Consumer Services — 3.5%
Apollo Group, Inc., Class A (a)	760,000	33,196,800
Career Education Corp. (a)	820,000	17,343,000
H&R Block, Inc.	2,110,000	33,844,400
ITT Educational Services, Inc. (a)(b)	440,000	34,425,600
		118,809,800
Leisure Equipment & Products — 0.1%
Polaris Industries, Inc.	40,000	4,446,800
Media — 6.2%
CBS Corp., Class B	1,410,000	40,170,900
DIRECTV, Class A (a)	850,000	43,197,000
DISH Network Corp. (a)	1,200,000	36,804,000
Gannett Co., Inc.	580,000	8,305,600
Interpublic Group of Cos., Inc.	2,960,000	37,000,000
Liberty Media Holding Corp. - Capital (a)	270,000	23,152,500
Sirius XM Radio, Inc. (a)(b)	8,400,000	18,396,000
		207,026,000
Specialty Retail — 3.9%
Foot Locker, Inc.	1,420,000	33,739,200
Limited Brands, Inc.	890,000	34,220,500
PetSmart, Inc.	750,000	34,027,500
Williams-Sonoma, Inc.	810,000	29,556,900
		131,544,100
Total Consumer Discretionary		474,813,300
Consumer Staples — 7.0%
Beverages — 2.0%
Coca-Cola Enterprises, Inc.	470,000	13,714,600
Constellation Brands, Inc., Class A (a)	830,000	17,280,600
Dr. Pepper Snapple Group, Inc.	850,000	35,640,500
		66,635,700
Food & Staples Retailing — 1.1%
The Kroger Co.	1,490,000	36,952,000
Food Products — 0.7%
Flowers Foods, Inc.	100,000	2,204,000
Smithfield Foods, Inc. (a)	990,000	21,651,300
		23,855,300
Household Products — 0.3%
The Procter & Gamble Co.	150,000	9,535,500
Personal Products — 1.1%
Herbalife Ltd.	640,000	36,889,600
Tobacco — 1.8%
Philip Morris International, Inc.	920,000	61,428,400
Total Consumer Staples		235,296,500

Common Stocks	Shares	Value
Energy — 10.7%
Energy Equipment & Services — 1.4%
Exterran Holdings, Inc. (a)	460,000	$9,121,800
Helmerich & Payne, Inc.	130,000	8,595,600
McDermott International, Inc. (a)	1,540,000	30,507,400
		48,224,800
Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	190,000	19,539,600
Exxon Mobil Corp.	870,000	70,800,600
Frontier Oil Corp.	1,040,000	33,602,400
HollyFrontier Corp.	500,000	34,700,000
Marathon Oil Corp.	840,000	44,251,200
Murphy Oil Corp.	500,000	32,830,000
Tesoro Corp. (a)	1,590,000	36,426,900
Valero Energy Corp.	1,530,000	39,122,100
		311,272,800
Total Energy		359,497,600
Financials — 5.5%
Capital Markets — 1.1%
SEI Investments Co.	160,000	3,601,600
TD Ameritrade Holding Corp.	1,770,000	34,532,700
		38,134,300

Consumer Finance — 1.4%
Capital One Financial Corp.	140,000	7,233,800
Discover Financial Services, Inc.	1,440,000	38,520,000
		45,753,800
Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	210,000	8,597,400
Leucadia National Corp.	340,000	11,594,000
Moody’s Corp.	280,000	10,738,000
The NASDAQ Stock Market, Inc. (a)	1,440,000	36,432,000
		67,361,400
Insurance — 1.0%
Assurant, Inc.	780,000	28,290,600
Principal Financial Group, Inc.	210,000	6,388,200
		34,678,800
Total Financials		185,928,300
Health Care — 21.4%
Biotechnology — 3.0%
Amgen, Inc. (a)	790,000	46,096,500
Biogen Idec, Inc. (a)	390,000	41,698,800
Myriad Genetics, Inc. (a)	610,000	13,853,100
		101,648,400
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	230,000	13,728,700
Health Care Providers & Services — 10.3%
AMERIGROUP Corp. (a)	80,000	5,637,600

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Aetna, Inc.	820,000	$36,153,800
AmerisourceBergen Corp.	880,000	36,432,000
CIGNA Corp.	710,000	36,515,300
Cardinal Health, Inc.	820,000	37,244,400
Coventry Health Care, Inc. (a)	840,000	30,634,800
Health Management Associates, Inc., Class A (a)	3,180,000	34,280,400
Humana, Inc.	170,000	13,691,800
Lincare Holdings, Inc.	510,000	14,927,700
McKesson Corp.	50,000	4,182,500
Tenet Healthcare Corp. (a)	1,030,000	6,427,200
UnitedHealth Group, Inc.	920,000	47,453,600
WellPoint, Inc.	530,000	41,748,100
		345,329,200
Life Sciences Tools & Services — 1.3%
Illumina, Inc. (a)	360,000	27,054,000
Pharmaceutical Product Development, Inc.	650,000	17,446,000
		44,500,000
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,530,000	44,308,800
Eli Lilly & Co.	1,180,000	44,285,400
Forest Laboratories, Inc. (a)	970,000	38,159,800
Johnson & Johnson	200,000	13,304,000
Pfizer, Inc.	3,600,000	74,160,000
		214,218,000
Total Health Care		719,424,300
Industrials — 6.5%
Aerospace & Defense — 0.9%
Raytheon Co.	590,000	29,411,500
Airlines — 1.1%
Southwest Airlines Co.	3,200,000	36,544,000
Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	180,000	6,953,400
Construction & Engineering — 2.2%
Chicago Bridge & Iron Co. NV	310,000	12,059,000
Fluor Corp.	570,000	36,856,200
KBR, Inc.	680,000	25,629,200
		74,544,400
Industrial Conglomerates — 0.6%
General Electric Co.	1,080,000	20,368,800
Machinery — 1.5%
AGCO Corp. (a)	210,000	10,365,600
Manitowoc Co.	1,630,000	27,449,200
Timken Co.	250,000	12,600,000
		50,414,800
Total Industrials		218,236,900

Common Stocks	Shares	Value
Information Technology — 25.1%
Communications Equipment — 1.1%
Motorola Solutions, Inc. (a)	810,000	$37,292,400
Computers & Peripherals — 5.2%
Apple, Inc. (a)	130,000	43,637,100
Dell, Inc. (a)(b)	2,470,000	41,174,900
Lexmark International, Inc.,
Class A (a)	850,000	24,871,000
Seagate Technology	2,070,000	33,451,200
Western Digital Corp. (a)	910,000	33,105,800
		176,240,000
Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	1,980,000	35,937,000
Vishay Intertechnology, Inc. (a)	2,050,000	30,832,000
		66,769,000
Internet Software & Services — 0.2%
Rackspace Hosting, Inc. (a)	180,000	7,693,200
IT Services — 2.1%
Global Payments, Inc.	270,000	13,770,000
International Business Machines Corp.	100,000	17,155,000
SAIC, Inc. (a)	200,000	3,364,000
The Western Union Co.	1,860,000	37,255,800
		71,544,800
Semiconductors & Semiconductor Equipment — 11.2%
Altera Corp.	850,000	39,397,500
Applied Materials, Inc.	2,950,000	38,379,500
Atmel Corp. (a)	2,430,000	34,190,100
Cypress Semiconductor Corp. (a)	1,520,000	32,132,800
Fairchild Semiconductor International, Inc. (a)	1,300,000	21,723,000
Lam Research Corp. (a)	800,000	35,424,000
Maxim Integrated Products, Inc.	1,430,000	36,550,800
Novellus Systems, Inc. (a)	1,010,000	36,501,400
Nvidia Corp. (a)	2,030,000	32,348,050
ON Semiconductor Corp. (a)	3,150,000	32,980,500
Teradyne, Inc. (a)	2,380,000	35,224,000
		374,851,650
Software — 3.3%
Autodesk, Inc. (a)	770,000	29,722,000
Cadence Design Systems, Inc. (a)	2,250,000	23,760,000
Microsoft Corp.	640,000	16,640,000
Symantec Corp. (a)	2,020,000	39,834,400
		109,956,400
Total Information Technology		844,347,450
Materials — 4.5%
Chemicals — 0.8%
Huntsman Corp.	1,440,000	27,144,000
Westlake Chemical Corp.	10,000	519,000
		27,663,000

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Containers & Packaging — 0.4%
Ball Corp.	170,000	$6,538,200
Sealed Air Corp.	260,000	6,185,400
		12,723,600
Metals & Mining — 2.2%
Alcoa, Inc.	2,270,000	36,002,200
Cliffs Natural Resources, Inc.	420,000	38,829,000
		74,831,200
Paper & Forest Products — 1.1%
Domtar Corp.	90,000	8,524,800
MeadWestvaco Corp.	840,000	27,980,400
		36,505,200
Total Materials		151,723,000
Telecommunication Services — 2.6%
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	410,000	12,878,100
Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)	2,100,000	36,141,000
Sprint Nextel Corp. (a)	7,210,000	38,861,900
		75,002,900
Total Telecommunication Services		87,881,000
Utilities — 2.6%
Independent Power Producers & Energy Traders — 2.2%
The AES Corp. (a)	2,890,000	36,818,600
NRG Energy, Inc. (a)	1,480,000	36,378,400
		73,197,000
Multi-Utilities — 0.4%
Ameren Corp.	490,000	14,131,600
Total Utilities		87,328,600
Total Long-Term Investments (Cost – $2,815,740,674) – 100.0%		3,364,476,950

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (c)(d)(e)	$37,697	37,697,475
Total Short-Term Securities (Cost – $37,697,475) – 1.1%		37,697,475

		Value
Total Investments (Cost – $2,853,438,149*) – 101.1%		$3,402,174,425
Liabilities in Excess of Other Assets – (1.1)%		(36,744,643)
Net Assets – 100.0%		$3,365,429,782

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,853,438,149
Gross unrealized appreciation	$613,738,269
Gross unrealized depreciation	(65,001,993)
Net unrealized appreciation	$548,736,276

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$564
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(75,927,125)	$37,697,475	$53,505

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,364,476,950	—	—	$3,364,476,950
Short-Term Securities	—	$37,697,475	—	37,697,475
Total	$3,364,476,950	$37,697,475	—	$3,402,174,425

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	4

Schedule of Investments June 30, 2011 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 18.2%
Auto Components — 1.3%
Federal-Mogul Corp., Class A (a)	110,000	$2,511,300
TRW Automotive Holdings Corp. (a)	180,000	10,625,400
		13,136,700
Diversified Consumer Services — 4.0%
Apollo Group, Inc., Class A (a)	240,000	10,483,200
Career Education Corp. (a)	440,000	9,306,000
H&R Block, Inc.	670,000	10,746,800
ITT Educational Services, Inc. (a)	140,000	10,953,600
		41,489,600
Household Durables — 1.1%
Tempur-Pedic International, Inc. (a)	172,000	11,665,040
Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	80,000	8,893,600
Media — 5.3%
CBS Corp., Class B	390,000	11,111,100
DIRECTV, Class A (a)	320,000	16,262,400
Interpublic Group of Cos., Inc.	950,000	11,875,000
John Wiley & Sons, Inc., Class A	130,000	6,761,300
Sirius XM Radio, Inc. (a)	4,500,000	9,855,000
		55,864,800
Multiline Retail — 1.3%
Dollar Tree, Inc. (a)	181,000	12,058,220
Nordstrom, Inc.	40,000	1,877,600
		13,935,820
Specialty Retail — 3.0%
Limited Brands, Inc.	290,000	11,150,500
PetSmart, Inc.	250,000	11,342,500
Williams-Sonoma, Inc.	250,000	9,122,500
		31,615,500
Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.	220,000	14,064,600
Total Consumer Discretionary		190,665,660
Consumer Staples — 5.7%
Beverages — 1.1%
Coca-Cola Enterprises, Inc.	43,000	1,254,740
Dr. Pepper Snapple Group, Inc.	250,000	10,482,500
		11,737,240
Food & Staples Retailing — 1.0%
The Kroger Co.	440,000	10,912,000
Personal Products — 1.1%
Herbalife Ltd.	200,000	11,528,000
Tobacco — 2.5%
Philip Morris International, Inc.	390,000	26,040,300
Total Consumer Staples		60,217,540
Energy — 8.0%
Energy Equipment & Services — 1.9%
Exterran Holdings, Inc. (a)	420,000	8,328,600

Common Stocks	Shares	Value
Energy (concluded)
Energy Equipment & Services (concluded)
McDermott International, Inc. (a)	550,000	$10,895,500
		19,224,100
Oil, Gas & Consumable Fuels — 6.1%
Exxon Mobil Corp.	300,000	24,414,000
Frontier Oil Corp.	350,000	11,308,500
HollyFrontier Corp.	171,000	11,867,400
Marathon Oil Corp.	200,000	10,536,000
Murphy Oil Corp.	90,000	5,909,400
		64,035,300
Total Energy		83,259,400
Financials — 2.3%
Capital Markets — 1.0%
TD Ameritrade Holding Corp.	550,000	10,730,500
Consumer Finance — 0.2%
Discover Financial Services, Inc.	90,000	2,407,500
Diversified Financial Services — 1.1%
The NASDAQ Stock Market, Inc. (a)	430,000	10,879,000
Total Financials		24,017,000
Health Care — 19.7%
Biotechnology — 3.4%
Biogen Idec, Inc. (a)	130,000	13,899,600
Myriad Genetics, Inc. (a)(b)	470,000	10,673,700
United Therapeutics Corp. (a)	190,000	10,469,000
		35,042,300
Health Care Equipment & Supplies — 4.2%
Baxter International, Inc.	250,000	14,922,500
Hill-Rom Holdings, Inc.	240,000	11,049,600
Idexx Laboratories, Inc. (a)	100,000	7,756,000
Kinetic Concepts, Inc. (a)	180,000	10,373,400
		44,101,500
Health Care Providers & Services — 8.4%
AMERIGROUP Corp. (a)	160,000	11,275,200
Aetna, Inc.	227,000	10,008,430
AmerisourceBergen Corp.	290,000	12,006,000
Cardinal Health, Inc.	256,000	11,627,520
Coventry Health Care, Inc. (a)	287,000	10,466,890
Health Management Associates, Inc., Class A (a)	1,010,000	10,887,800
Lincare Holdings, Inc.	360,000	10,537,200
McKesson Corp.	10,000	836,500
UnitedHealth Group, Inc.	190,000	9,800,200
		87,445,740
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. (a)	92,000	4,702,120
Illumina, Inc. (a)	140,000	10,521,000

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	180,000	$4,831,200
		20,054,320
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	234,000	6,776,640
Eli Lilly & Co.	330,000	12,384,900
		19,161,540
Total Health Care		205,805,400
Industrials — 10.4%
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	160,000	12,955,200
Raytheon Co.	120,000	5,982,000
Textron, Inc.	280,000	6,610,800
		25,548,000
Airlines — 1.0%
Southwest Airlines Co.	920,000	10,506,400
Commercial Services & Supplies — 0.9%
Avery Dennison Corp.	250,000	9,657,500
Construction & Engineering — 3.3%
Chicago Bridge & Iron Co. NV	280,000	10,892,000
Fluor Corp.	190,000	12,285,400
KBR, Inc.	300,000	11,307,000
		34,484,400
Industrial Conglomerates — 0.6%
General Electric Co.	321,000	6,054,060
Machinery — 2.2%
Harsco Corp.	50,000	1,630,000
Manitowoc Co.	672,000	11,316,480
Timken Co.	200,000	10,080,000
		23,026,480
Total Industrials		109,276,840
Information Technology — 27.9%
Computers & Peripherals — 6.6%
Apple, Inc. (a)	80,000	26,853,600
Dell, Inc. (a)	830,000	13,836,100
NCR Corp. (a)	320,000	6,044,800
QLogic Corp. (a)	152,000	2,419,840
Seagate Technology (a)	630,000	10,180,800
Western Digital Corp. (a)	260,000	9,458,800
		68,793,940
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	510,000	9,256,500
IT Services — 3.8%
DST Systems, Inc.	110,000	5,808,000
Global Payments, Inc.	220,000	11,220,000
International Business Machines Corp.	62,000	10,636,100
The Western Union Co.	620,000	12,418,600
		40,082,700

Common Stocks	Shares	Value
Information Technology (concluded)
Internet Software & Services — 0.2%
Rackspace Hosting, Inc. (a)	50,000	$2,137,000
Semiconductors & Semiconductor Equipment — 10.7%
Altera Corp.	280,000	12,978,000
Applied Materials, Inc.	830,000	10,798,300
Atmel Corp. (a)	770,000	10,833,900
Cypress Semiconductor Corp. (a)	320,000	6,764,800
KLA-Tencor Corp.	60,000	2,428,800
Lam Research Corp. (a)	260,000	11,512,800
Maxim Integrated Products, Inc.	460,000	11,757,600
Novellus Systems, Inc. (a)	310,000	11,203,400
Nvidia Corp. (a)	730,000	11,632,550
ON Semiconductor Corp. (a)	400,000	4,188,000
Teradyne, Inc. (a)	720,000	10,656,000
Texas Instruments, Inc.	230,000	7,550,900
		112,305,050
Software — 5.7%
Activision Blizzard, Inc.	470,000	5,489,600
Autodesk, Inc. (a)	311,000	12,004,600
Cadence Design Systems, Inc. (a)	1,032,000	10,897,920
Microsoft Corp.	766,000	19,916,000
Symantec Corp. (a)	570,000	11,240,400
		59,548,520
Total Information Technology		292,123,710
Materials — 5.2%
Chemicals — 1.0%
RPM International, Inc.	460,000	10,589,200
Containers & Packaging — 1.0%
Ball Corp.	260,000	9,999,600
Metals & Mining — 2.2%
Alcoa, Inc.	636,000	10,086,960
Cliffs Natural Resources, Inc.	141,000	13,035,450
		23,122,410
Paper & Forest Products — 1.0%
International Paper Co.	360,000	10,735,200
Total Materials		54,446,410
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.0%
Level 3 Communications, Inc. (a)	4,330,000	10,565,200
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	641,000	11,031,610
Total Telecommunication Services		21,596,810
Utilities — 0.4%
Electric Utilities — 0.4%
NV Energy, Inc.	252,000	3,868,200
Total Long-Term Investments (Cost – $905,387,713) – 99.9%		1,045,276,970

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	427,176	$427,176

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (c)(d)(e)	$494	493,500
Total Short-Term Securities (Cost – $920,676) – 0.1%		920,676
Total Investments (Cost – $906,308,389*) – 100.0%		1,046,197,646
Liabilities in Excess of Other Assets – (0.0)%		(474,575)
Net Assets – 100.0%		$1,045,723,071

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$914,909,651
Gross unrealized appreciation	$151,947,196
Gross unrealized depreciation	(20,659,201)
Net unrealized appreciation	$131,287,995

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	80,198	427,176	$513
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$(19,030,200)	$493,500	$14,711

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,045,276,970	—	—	$1,045,276,970
Short-Term Securities	427,176	$493,500	—	920,676
Total	$1,045,704,146	$493,500	—	$1,046,197,646

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 7.6%
Auto Components — 1.1%
TRW Automotive Holdings Corp. (a)	340,000	$20,070,200
Diversified Consumer Services — 1.0%
H&R Block, Inc.	1,160,000	18,606,400
Media — 3.5%
CBS Corp., Class B	820,000	23,361,800
DISH Network Corp. (a)	650,000	19,935,500
Liberty Media Holding Corp. - Capital (a)	260,000	22,295,000
		65,592,300
Specialty Retail — 2.0%
Foot Locker, Inc.	790,000	18,770,400
Limited Brands, Inc.	490,000	18,840,500
		37,610,900
Total Consumer Discretionary		141,879,800
Consumer Staples — 5.4%
Beverages — 1.8%
Coca-Cola Enterprises, Inc.	100,000	2,918,000
Constellation Brands, Inc., Class A (a)	940,000	19,570,800
Dr. Pepper Snapple Group, Inc.	260,000	10,901,800
		33,390,600
Food & Staples Retailing — 1.0%
The Kroger Co.	770,000	19,096,000
Food Products — 1.0%
Smithfield Foods, Inc. (a)	860,000	18,808,200
Household Products — 0.4%
The Procter & Gamble Co.	120,000	7,628,400
Tobacco — 1.2%
Philip Morris International, Inc.	320,000	21,366,400
Total Consumer Staples		100,289,600
Energy — 12.0%
Energy Equipment & Services — 1.9%
Exterran Holdings, Inc. (a)	690,000	13,682,700
Helmerich & Payne, Inc.	40,000	2,644,800
McDermott International, Inc. (a)	940,000	18,621,400
		34,948,900

Oil, Gas & Consumable Fuels — 10.1%
Chevron Corp.	200,000	20,568,000
ConocoPhillips	440,000	33,083,600
Frontier Oil Corp.	570,000	18,416,700
HollyFrontier Corp.	290,000	20,126,000
Marathon Oil Corp.	540,000	28,447,200
Murphy Oil Corp.	330,000	21,667,800
Tesoro Corp. (a)	910,000	20,848,100
Valero Energy Corp.	930,000	23,780,100
		186,937,500
Total Energy		221,886,400

Common Stocks	Shares	Value
Financials — 16.7%
Capital Markets — 1.1%
Raymond James Financial, Inc.	610,000	$19,611,500
Commercial Banks — 0.9%
East-West Bancorp, Inc.	570,000	11,519,700
Regions Financial Corp.	710,000	4,402,000
		15,921,700
Consumer Finance — 3.4%
Capital One Financial Corp.	480,000	24,801,600
Discover Financial Services, Inc.	850,000	22,737,500
SLM Corp.	980,000	16,473,800
		64,012,900
Diversified Financial Services — 2.9%
Interactive Brokers Group, Inc., Class A	470,000	7,355,500
JPMorgan Chase & Co.	150,000	6,141,000
Leucadia National Corp.	630,000	21,483,000
The NASDAQ Stock Market, Inc. (a)	760,000	19,228,000
		54,207,500
Insurance — 8.4%
American Financial Group, Inc.	580,000	20,700,200
Arch Capital Group Ltd. (a)	290,000	9,256,800
Assurant, Inc.	530,000	19,223,100
Brown & Brown, Inc.	260,000	6,671,600
Principal Financial Group, Inc.	750,000	22,815,000
Protective Life Corp.	590,000	13,646,700
Prudential Financial, Inc.	300,000	19,077,000
Reinsurance Group of America, Inc.	330,000	20,083,800
Symetra Financial Corp.	310,000	4,163,300
Unum Group	820,000	20,893,600
		156,531,100
Total Financials		310,284,700
Health Care — 21.3%
Biotechnology — 2.7%
Amgen, Inc. (a)	560,000	32,676,000
Biogen Idec, Inc. (a)	170,000	18,176,400
		50,852,400
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	300,000	17,907,000
Hill-Rom Holdings, Inc.	280,000	12,891,200
Kinetic Concepts, Inc. (a)	330,000	19,017,900
		49,816,100
Health Care Providers & Services — 8.3%
AMERIGROUP Corp. (a)	90,000	6,342,300
Aetna, Inc.	510,000	22,485,900
CIGNA Corp.	430,000	22,114,900
Cardinal Health, Inc.	480,000	21,801,600
Coventry Health Care, Inc. (a)	570,000	20,787,900

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
UnitedHealth Group, Inc.	640,000	$33,011,200
WellPoint, Inc.	340,000	26,781,800
		153,325,600
Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	1,070,000	30,987,200
Eli Lilly & Co.	670,000	25,145,100
Forest Laboratories, Inc. (a)	540,000	21,243,600
Johnson & Johnson	30,000	1,995,600
Pfizer, Inc.	2,980,000	61,388,000
		140,759,500
Total Health Care		394,753,600
Industrials — 9.8%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	240,000	19,432,800
Raytheon Co.	290,000	14,456,500
		33,889,300
Airlines — 1.1%
Southwest Airlines Co.	1,740,000	19,870,800
Commercial Services & Supplies — 0.9%
Avery Dennison Corp.	420,000	16,224,600
Construction & Engineering — 3.3%
Chicago Bridge & Iron Co. NV	520,000	20,228,000
Fluor Corp.	290,000	18,751,400
KBR, Inc.	570,000	21,483,300
		60,462,700
Industrial Conglomerates — 1.0%
General Electric Co.	970,000	18,294,200
Machinery — 1.7%
Manitowoc Co.	800,000	13,472,000
Timken Co.	370,000	18,648,000
		32,120,000
Total Industrials		180,861,600
Information Technology — 13.7%
Communications Equipment — 1.8%
EchoStar Holding Corp. (a)	310,000	11,293,300
Motorola Solutions, Inc. (a)	490,000	22,559,600
		33,852,900
Computers & Peripherals — 3.3%
Dell, Inc. (a)	1,250,000	20,837,500
Lexmark International, Inc., Class A (a)	600,000	17,556,000
Seagate Technology	1,160,000	18,745,600
Western Digital Corp. (a)	130,000	4,729,400
		61,868,500
Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	1,360,000	24,684,000

Common Stocks	Shares	Value
Information Technology (concluded)
Electronic Equipment, Instruments & Components (concluded)
Vishay Intertechnology, Inc. (a)	1,360,000	$20,454,400
		45,138,400
Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.	60,000	780,600
Atmel Corp. (a)(b)	1,350,000	18,994,500
Fairchild Semiconductor International, Inc. (a)	1,100,000	18,381,000
KLA-Tencor Corp.	100,000	4,048,000
LSI Corp. (a)	1,180,000	8,401,600
Novellus Systems, Inc. (a)	570,000	20,599,800
Texas Instruments, Inc.	680,000	22,324,400
		93,529,900
Software — 1.1%
Symantec Corp. (a)	990,000	19,522,800
Total Information Technology		253,912,500
Materials — 6.8%
Chemicals — 2.5%
Cabot Corp.	410,000	16,346,700
Huntsman Corp.	1,110,000	20,923,500
RPM International, Inc.	370,000	8,517,400
		45,787,600
Containers & Packaging — 1.5%
Ball Corp.	190,000	7,307,400
Sealed Air Corp.	830,000	19,745,700
		27,053,100
Metals & Mining — 1.2%
Alcoa, Inc.	1,390,000	22,045,400
Paper & Forest Products — 1.6%
Domtar Corp.	60,000	5,683,200
International Paper Co.	170,000	5,069,400
MeadWestvaco Corp.	600,000	19,986,000
		30,738,600
Total Materials		125,624,700
Telecommunication Services — 3.5%
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	400,000	12,564,000
Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc. (a)	1,060,000	18,242,600
Sprint Nextel Corp. (a)	4,480,000	24,147,200
Telephone & Data Systems, Inc.	310,000	9,634,800
		52,024,600
Total Telecommunication Services		64,588,600
Utilities — 3.2%
Electric Utilities — 1.0%
NV Energy, Inc.	1,240,000	19,034,000

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	2

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities (concluded)
Independent Power Producers & Energy Traders — 2.2%
The AES Corp. (a)	1,650,000	$21,021,000
NRG Energy, Inc. (a)	820,000	20,155,600
		41,176,600
Total Utilities		60,210,600
Total Long-Term Investments (Cost – $1,582,389,767) – 100.0%		1,854,292,100

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (c)(d)(e)	$3,752	3,752,000
Total Short-Term Securities (Cost – $3,752,000) – 0.2%		3,752,000
Total Investments (Cost – $1,586,141,767*) – 100.2%		1,858,044,100
Liabilities in Excess of Other Assets – (0.2)%		(3,143,175)
Net Assets – 100.0%		$1,854,900,925

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate Cost	$1,586,141,767
	Gross unrealized appreciation	$303,886,177
	Gross unrealized depreciation	(31,983,844)
	Net unrealized appreciation	$271,902,333

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	40	(40)	—	$229
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(32,705,500)	$3,752,000	$28,140

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	Master Large Cap Value Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,854,292,100	—	—	$1,854,292,100
Short-Term Securities	—	$3,752,000	—	3,752,000
Total	$1,854,292,100	$3,752,000	—	$1,858,044,100

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 24, 2011